Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020
Statement of comprehensive income [abstract]
Profit after taxes	€ 246	€ 126
Foreign currency translations:
Pretax activity, net	58	(159)
Tax effect	0	0
Foreign currency translation, net of tax	58	(159)
Cash flow hedges:
Pretax activity, net	223	(54)
Tax effect	(48)	15
Cash flow hedges, net of tax	175	(39)
Other reserves:
Pretax activity, net	6	0
Tax effect	(1)	0
Other reserves, net of tax	5	0
Other comprehensive income that will be reclassified to profit or loss, net of tax	238	(198)
Pension plan adjustments:
Pretax activity, net	149	(162)
Tax effect	(24)	36
Pension plan adjustments, net of tax	125	(126)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	125	(126)
Other comprehensive income/(loss) for the period, net of tax	363	(324)
Comprehensive income for the period	609	(198)
Comprehensive income attributable to shareholders	604	(198)
Comprehensive income attributable to non-controlling interests	€ 5	€ 0